Derivatives - Summary of Derivative Interest Rate Swap Contract List (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands, ₩ in Millions		KRW (₩)	USD ($)	JPY (¥)
Designated as Hedging Instrument | Interest rate swap 1 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-Import Bank of Korea
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		SOFR + 0.43%
Contract amount | $			$ 11,021
Designated as Hedging Instrument | Interest rate swap 2 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		ING Bank
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		SOFR + 0.43%
Contract amount | $			27,178
Designated as Hedging Instrument | Interest rate swap 3 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		SOFR + 0.43%
Contract amount | $			28,994
Designated as Hedging Instrument | Interest rate swap 4 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Synthetic Libor
Contract amount | $			22,923
Designated as Hedging Instrument | Interest rate swap 5 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KFW
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Synthetic Libor
Contract amount | $			22,923
Designated as Hedging Instrument | Interest rate swap 6 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-Import Bank of Korea
Derivative, Term of Contract		2016~2036
Contract Interest rate Pay		3.00%
Contract Interest rate Receive		6M USD Synthetic Libor
Contract amount | $			51,095
Designated as Hedging Instrument | Interest rate swap 7 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		SMTB
Derivative, Term of Contract		2025~2036
Contract Interest rate Pay		1.82%
Contract Interest rate Receive		6M TIBOR + 0.55%
Contract amount | ¥				¥ 3,557,580
Not Designated as Hedging Instrument | Interest rate swap 1 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[1]	Nomura
Derivative, Term of Contract	[1]	2018~2038
Contract Interest rate Pay	[1]	3M CD + 0.10%
Contract Interest rate Receive	[1]	3.75%
Contract amount	[1]	₩ 30,000
Not Designated as Hedging Instrument | Interest rate swap 2 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.02%
Contract Interest rate Receive		3M CD + 0.61%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 3 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.04%
Contract Interest rate Receive		3M CD + 0.58%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 4 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.38%
Contract Interest rate Receive		3M CD + 0.59%
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 5 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.55%
Contract Interest rate Receive		3M CD + 0.60%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 6 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.53%
Contract Interest rate Receive		3M CD + 0.55%
Contract amount		₩ 150,000
Not Designated as Hedging Instrument | Interest rate swap 7 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.70%
Contract Interest rate Receive		3M CD + 0.59%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 8 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.89%
Contract Interest rate Receive		3M CD + 0.67%
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 9 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.93%
Contract Interest rate Receive		3M CD + 0.67%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 10 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.80%
Contract Interest rate Receive		3M CD + 0.68%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 11 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		4.04%
Contract Interest rate Receive		3M CD + 0.60%
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 12 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		4.68%
Contract Interest rate Receive		3M CD + 1.04%
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 13 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		5.45%
Contract Interest rate Receive		3M CD + 1.20%
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 14 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.27%
Contract Interest rate Receive		3M CD + 0.76%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 15 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.27%
Contract Interest rate Receive		3M CD + 0.76%
Contract amount		₩ 50,000
Not Designated as Hedging Instrument | Interest rate swap 16 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.13%
Contract Interest rate Receive		3M CD + 0.73%
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 17 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		3.74%
Contract Interest rate Receive		3M CD + 0.51%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 18 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.19%
Contract Interest rate Receive		3M CD + 0.50%
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 19 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		3.81%
Contract Interest rate Receive		3M CD + 0.70%
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 20 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		3.95%
Contract Interest rate Receive		3M CD + 0.50%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 21 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2024~2029
Contract Interest rate Pay		3.84%
Contract Interest rate Receive		3M CD + 0.50%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 22 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2024~2027
Contract Interest rate Pay		3.72%
Contract Interest rate Receive		3M CD + 0.34%
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 23 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2024~2027
Contract Interest rate Pay		3.77%
Contract Interest rate Receive		3M CD + 0.31%
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 24 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2024~2027
Contract Interest rate Pay		3.31%
Contract Interest rate Receive		3M CD + 0.31%
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 25 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2024~2027
Contract Interest rate Pay		3.46%
Contract Interest rate Receive		3M CD + 0.53%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 26 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2024~2027
Contract Interest rate Pay		3.38%
Contract Interest rate Receive		3M CD + 0.50%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 27 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2024~2027
Contract Interest rate Pay		3.18%
Contract Interest rate Receive		3M CD + 0.53%
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 28 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2025~2030
Contract Interest rate Pay		3.28%
Contract Interest rate Receive		3M CD + 0.57%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 29 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2025~2030
Contract Interest rate Pay		3.28%
Contract Interest rate Receive		3M CD + 0.62%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 30 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2025~2030
Contract Interest rate Pay		2.82%
Contract Interest rate Receive		3M CD + 0.50%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 31 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2025~2028
Contract Interest rate Pay		2.86%
Contract Interest rate Receive		3M CD + 0.45%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 32 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2025~2028
Contract Interest rate Pay		2.85%
Contract Interest rate Receive		3M CD + 0.25%
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 33 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2025~2026
Contract Interest rate Pay		3.30%
Contract Interest rate Receive		3M CD + 0.45%
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 34 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		Floating rate + 2.55%
Contract Interest rate Receive		2.60%
Contract amount		₩ 52,457
Not Designated as Hedging Instrument | Interest rate swap 35 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		Floating rate + 2.57%
Contract Interest rate Receive		2.62%
Contract amount		₩ 59,423
Not Designated as Hedging Instrument | Interest rate swap 36 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[2]	Nomura
Derivative, Term of Contract	[2]	2021~2041
Contract Interest rate Pay	[2]	1.84%
Contract Interest rate Receive	[2]	2.60%
Contract amount	[2]	₩ 30,000
Not Designated as Hedging Instrument | Interest rate swap 37 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[3]	Nomura
Derivative, Term of Contract	[3]	2021~2041
Contract Interest rate Pay	[3]	1.87%
Contract Interest rate Receive	[3]	2.38%
Contract amount	[3]	₩ 50,000
Not Designated as Hedging Instrument | Interest rate swap 38 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		MUFG
Derivative, Term of Contract		2022~2048
Contract Interest rate Pay		3M SOFR
Contract Interest rate Receive		3.71%
Contract amount | $			155,941
Not Designated as Hedging Instrument | Interest rate swap 39 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Mizuho Capital Markets LLC
Derivative, Term of Contract		2022~2048
Contract Interest rate Pay		3M SOFR
Contract Interest rate Receive		1.05%
Contract amount | $			155,941
Not Designated as Hedging Instrument | Interest rate swap 40 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		NORD LB Bank
Derivative, Term of Contract		2022~2036
Contract Interest rate Pay		1.83%
Contract Interest rate Receive		6M SOFR
Contract amount | $			16,121
Not Designated as Hedging Instrument | Interest rate swap 41 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Rabobank
Derivative, Term of Contract		2022~2036
Contract Interest rate Pay		1.83%
Contract Interest rate Receive		6M SOFR
Contract amount | $			19,619
Not Designated as Hedging Instrument | Interest rate swap 42 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Mizuho Capital Markets LLC
Derivative, Term of Contract		2024~2045
Contract Interest rate Pay		3M USD Synthetic Libor
Contract Interest rate Receive		1.14%
Contract amount | $			$ 77,399

[1]	Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.
[2]	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.
[3]	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.